CT&T FUNDS

Montag & Caldwell Growth Fund
Chicago Trust Growth & Income Fund
Chicago Trust Talon Fund
Chicago Trust Balanced Fund
Montag & Caldwell Balanced Fund
Chicago Trust Bond Fund
Chicago Trust Municipal Bond Fund
Chicago Trust Money Market Fund

Supplement to Statement of Additional Information
Dated February 28, 1997

The following information revises the disclosure found in the Statement of Additional Information of the funds listed above:

Effective July 1, 1997, the Chicago Trust Asset Allocation Fund shall be named the Chicago Trust Balanced Fund. All references to the Chicago Trust Asset Allocation Fund in the Statement of
Additional Information shall incorporate this change.


July 1, 1997